Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	DRONE AVIATION HOLDING CORP.
Entity Central Index Key	0001178727
Document Type	S-1
Trading Symbol	DRNE
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false